RELATED PARTY TRANSACTIONS - Summary of Payables to Affiliated Companies (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Payables to Affiliated Companies	$ 761	$ 1,548
Subsidiaries of Melco International | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Payables to Affiliated Companies	761	1,536
Others | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Payables to Affiliated Companies	$ 0	$ 12